STOCK BASED COMPENSATION - Narrative (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION [Abstract]
Common stock, capital shares reserved for future issuance (in shares)		1,525,175		1,525,175
Percentage of amount of shares of common stock				5.00%
Share-based compensation expense		$ 1,000,000.0	$ 119,000	$ 1,200,000	$ 237,000
Intrinsic value of options exercised				3,300,000	$ 0	$ 81,000	$ 13,000
Unvested options (in shares)	192,689
Cost associated with the early vesting	$ 924,000
Cost not yet recognized		$ 173,000		$ 173,000
Recognition period				3 years
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,604,000)
Net cash after closing	$ 10,185,000